Cover	May 19, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 19, 2020
Entity Registrant Name	INVESTORS BANCORP, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36441
Entity Tax Identification Number	46-4702118
Entity Address, Address Line One	101 JFK Parkway,
Entity Address, City or Town	Short Hills,
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07078
City Area Code	973
Local Phone Number	924-5100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	ISBC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001594012
Amendment Flag	false